Share Capital, Warrants and Options - Schedule of Number and Weighted Average Remaining Contractual Life of Outstanding Warrants (Details)		3 Months Ended
		Mar. 31, 2019 EquityInstruments $ / shares	Dec. 31, 2018 EquityInstruments	Dec. 31, 2017 EquityInstruments
Disclosure of Warrants Outstanding [Line Items]
Warrants outstanding		257,972,836	257,972,836	176,175,413
Weighted average remaining contractual life (years)		7 months 13 days
Warrants Expiring June 8, 2019 Part1 [Member]
Disclosure of Warrants Outstanding [Line Items]
Warrants outstanding	[1]	72,515,414
Exercise price | $ / shares	[1]	$ 0.12
Weighted average remaining contractual life (years)	[1]	18 days
Warrants Expiring June 8, 2019 Part2 [Member]
Disclosure of Warrants Outstanding [Line Items]
Warrants outstanding		1,965,083
Exercise price | $ / shares		$ 0.075
Weighted average remaining contractual life (years)		0 years
Warrants Expiring July 21, 2019 With Acceleration Clause [Member]
Disclosure of Warrants Outstanding [Line Items]
Warrants outstanding	[1],[2]	46,334,451
Exercise price | $ / shares	[1],[2]	$ 0.12
Weighted average remaining contractual life (years)	[1],[2]	22 days
Warrants Expiring August 15, 2019 [Member]
Disclosure of Warrants Outstanding [Line Items]
Warrants outstanding		20,491,224
Exercise price | $ / shares		$ 0.12
Weighted average remaining contractual life (years)		11 days
Warrants Expiring April 19, 2020 [Member]
Disclosure of Warrants Outstanding [Line Items]
Warrants outstanding		116,666,664
Exercise price | $ / shares		$ 0.12
Weighted average remaining contractual life (years)		5 months 23 days

[1]	The warrants are subject to an acceleration clause such that if the volume-weighted average trading price of the Company's common shares on the TSX-V exceeds $0.18 per common share for a period of 10 consecutive trading days at any date before the expiration date of such warrants, the Company may, at its option, accelerate the warrant expiry date to within 30 days. To December 31, 2018, the Company's common shares have not met the criterion for acceleration.
[2]	On September 1, 2018, the TSXV approved an extension of the term of the warrants from July 21, 2018 to July 21, 2019. All other terms, including the exercise price, remain the same.